Equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net income for the year		R$ 1,112,007	R$ 4,952,573	R$ 3,904,202
Legal Reserve (5%)		(55,600)	(247,629)	(195,210)
Realization of equity evaluation adjustment		36,513	46,575	59,630
Calculation basis for minimum mandatory dividends		1,092,920	4,751,519	3,768,622
Interest on own capital - gross value		970,000	522,809	807,500
Interim dividends			1,197,003
Dividends - PNA shares		258
Complement to reach the mandatory minimum				211,057
Additional proposed dividends	[1]		1,368,675	1,507,449
Total proposed distribution		970,258	3,088,487	2,526,006
Gross amount of dividends per class of shares: ordinary shares		R$ 357,961	R$ 1,120,747	1,278,126
Gross value of dividends per share: ordinary shares	[2]	R$ 1.80322	R$ 5.74147
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred		R$ 1,407	R$ 3,658	R$ 4,155
Gross value of dividends per share, preferred		R$ 0.44976	R$ 1.16956	R$ 1.27172
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred		R$ 610,890	R$ 1,964,082	R$ 1,243,725
Gross value of dividends per share, preferred		R$ 0.36732	R$ 1.16956	R$ 0.96941
Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Gross value of dividends per share: ordinary shares		R$ 0.33393	R$ 1.06323	R$ 0.88128

[1]	In April 2022 and 2021 the General Assembly resolved to pay the proposed additional dividend, which occurred in June 2022 and August 2021.
[2]	The Units are made up of 1 Ordinary share and 4 Class "B" preferred shares.